Debt (AerCap trust & AICDC notes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Jan. 31, 2019	Dec. 31, 2017
Maturities of Long-term Debt [Abstract]
2019	$ 4,108,660,000
2020	4,008,209,000
2021	3,783,405,000
2022	7,246,201,000
2023	3,414,995,000
Thereafter	6,931,611,000
Unsecured
Maturities of Long-term Debt [Abstract]
Debt	17,187,314,000		$ 15,206,290,000
Unsecured | AerCap Trust & AICDC Notes
Maturities of Long-term Debt [Abstract]
2019	1,099,864,000
2020	1,500,000,000
2021	1,900,000,000
2022	2,100,000,000
2023	1,200,000,000
Thereafter	2,950,000,000
Debt	$ 10,749,864,000		$ 8,399,864,000
Redemption price of debt instrument, percentage	100.00%
Unsecured | AerCap Trust & AICDC Notes | Minimum
Maturities of Long-term Debt [Abstract]
Stated interest rate	3.30%
Unsecured | AerCap Trust & AICDC Notes | Maximum
Maturities of Long-term Debt [Abstract]
Stated interest rate	5.00%
Subsequent Event | Unsecured | Senior Notes, 4.45% Due 2021
Maturities of Long-term Debt [Abstract]
Stated interest rate		4.45%
Face amount		$ 700,000,000
Subsequent Event | Unsecured | Senior Notes, 4.875% Due 2024
Maturities of Long-term Debt [Abstract]
Stated interest rate		4.875%
Face amount		$ 400,000,000